Common Share Purchase Warrants (Narrative) (Details) - shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of warrants expired	3,179,074	535,889
Cashless exercises
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of warrants expired	509,089